Lease accounting - Summary of lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease accounting
Relating to the operating lease liabilities	$ 173	$ 530	$ 1,433
Relating to short-term leases	387	298	79
Total lease cost	$ 560	828	1,512
Discontinued operations
Lease accounting
Relating to the operating lease liabilities			1,402
Relating to short-term leases		668	815
Total lease cost		668	2,217
Continuing and discontinued operations
Lease accounting
Relating to the operating lease liabilities		530	2,835
Relating to short-term leases		966	894
Total lease cost		$ 1,496	$ 3,729